Tax	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
		2020	2019	2018
	Footnotes	$m	$m	$m
Current tax	1	2,700	3,768	4,195
– for this year		2,883	3,689	4,158
– adjustments in respect of prior years		(183)	79	37
Deferred tax		(22)	871	670
– origination and reversal of temporary differences		(341)	684	656
– effect of changes in tax rates		58	(11)	17
– adjustments in respect of prior years		261	198	(3)
Year ended 31 Dec	2	2,678	4,639	4,865
1    Current tax included Hong Kong profits tax of $888m (2019: $1,413m; 2018: $1,532m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2019: 16.5%; 2018: 16.5%).
2    In addition to amounts recorded in the income statement, a tax charge of $7m (2019: charge of $6m) was recorded directly to equity.
Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2020		2019		2018
	$m	%	$m	%	$m	%
Profit before tax	8,777		13,347		19,890
Tax expense
Taxation at UK corporation tax rate of 19.00% (2019: 19.00%; 2018: 19.00%)	1,668	19.0	2,536	19.0	3,779	19.0
Impact of differently taxed overseas profits in overseas locations	178	2.0	253	1.9	264	1.3
Items increasing tax charge in 2020:
– non-UK movements in unrecognised deferred tax	608	6.9	12	0.1	32	0.2
– UK tax losses not recognised	444	5.1	364	2.7	435	2.2
– other permanent disallowables	322	3.6	481	3.6	396	2.0
– local taxes and overseas withholding taxes	228	2.6	484	3.6	437	2.2
– bank levy	202	2.3	184	1.4	191	1.0
– adjustments in respect of prior period liabilities	78	0.9	277	2.1	34	0.2
– impacts of hyperinflation	65	0.7	29	0.2	78	0.4
– impact of changes in tax rates	58	0.6	(11)	(0.1)	17	0.1
– non-deductible regulatory settlements	33	0.4	5	—	153	0.8
– non-deductible goodwill write-down	—	—	1,421	10.7	—	—
Items reducing tax charge in 2020:
– non-taxable income and gains	(515)	(5.8)	(844)	(6.3)	(691)	(3.5)
– deductions for AT1 coupon payments	(310)	(3.5)	(263)	(2.0)	—	—
– effect of profits in associates and joint ventures	(250)	(2.8)	(467)	(3.5)	(492)	(2.5)
– UK banking surcharge	(113)	(1.3)	29	0.2	229	1.1
– non-deductible UK customer compensation	(18)	(0.2)	382	2.9	16	0.1
– non-taxable gain on dilution of shareholding in SABB	—	—	(181)	(1.3)	—	—
– other items	—	—	(52)	(0.4)	(13)	(0.1)
Year ended 31 Dec	2,678	30.5	4,639	34.8	4,865	24.5
The Group’s profits are taxed at different rates depending on the country or territory in which the profits arise. The key applicable tax rates for 2020 include Hong Kong (16.5%), the US (21%) and the UK (19%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose, then the tax rate for the year would have been 21.00% (2019: 20.90%). The effective tax rate for the year of 30.5% (2019: 34.8%) was lower than for 2019. The effective tax rate for 2019 included a non-deductible impairment of goodwill of $7.3bn (10.7% increase in effective tax rate) and a higher level of non-deductible customer compensation (3.1% increase in effective tax rate compared with 2020), both of which are non-recurring items. This was partly offset by the impact of non-recognition of deferred tax, mainly in the UK ($0.4bn) and France ($0.4bn), being greater in 2020 than 2019 (9.2% increase in effective tax rate compared with 2019).
Following an amendment to IAS 12 effective 1 January 2019, the income tax consequences of distributions, including AT1 coupon payments, were recorded in the income statement tax expense. The 2018 reconciliation has not been restated.
Accounting for taxes involves some estimation because the tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
		Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Fixed assets	Retirement obligations	Other	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Assets		983	1,414	979	—	650	1,002	—	422	5,450
Liabilities		—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)
At 1 Jan 2020		983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Income statement		295	355	(274)	(32)	(81)	(112)	(190)	61	22
Other comprehensive income		—	—	(23)	—	—	—	(387)	(660)	(1,070)
Equity		—	—	—	—	—	—	—	—	—
Foreign exchange and other adjustments		(36)	52	(281)	31	(4)	11	(116)	304	(39)
At 31 Dec 2020		1,242	1,821	(157)	(1,622)	565	901	(2,306)	(274)	170
Assets	2	1,242	1,821	548	—	565	901	—	960	6,037
Liabilities	2	—	—	(705)	(1,622)	—	—	(2,306)	(1,234)	(5,867)

Assets		982	1,156	492	—	629	1,151	—	738	5,148
Liabilities		—	—	(376)	(1,271)	—	—	(1,387)	(283)	(3,317)
At 1 Jan 2019		982	1,156	116	(1,271)	629	1,151	(1,387)	455	1,831
Income statement		45	266	(386)	(303)	(18)	(185)	(149)	(141)	(871)
Other comprehensive income		—	—	544	—	—	—	30	(391)	183
Equity		—	—	—	—	—	—	—	—	—
Foreign exchange and other adjustments		(44)	(8)	147	(47)	39	36	(107)	98	114
At 31 Dec 2019		983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Assets	2	983	1,414	979	—	650	1,002	—	422	5,450
Liabilities	2	—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)
1    Fair value of own debt.
2    After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,483m (2019: $4,632m) and deferred tax liabilities $4,313m (2019: $3,375m).
In applying judgement in recognising deferred tax assets, management has critically assessed all available information, including future business profit projections and the track record of meeting forecasts.
The Group’s net deferred tax asset of $0.2bn (2019: $1.3bn) included $2.4bn (2019: $2.8bn) of deferred tax assets relating to the US, of which $1.0bn related to US tax losses that expire in 13 to 17 years. Management expects the US deferred tax asset to be substantially recovered in seven to eight years, with the majority recovered in the first five years. During 2020, the Group derecognised $250m of deferred tax asset relating to US state tax losses as management did not consider there to be sufficient evidence of future taxable profits against which to recover these losses before they expire. Management’s assessment of the likely availability of future taxable profits against which to recover the US deferred tax assets takes into consideration the reversal of existing taxable temporary differences, past business performance and forecasts of future business performance. The most recent financial forecasts approved by management cover a five-year period and the forecasts have been extrapolated beyond five years by assuming that performance remains constant after the fifth year.
The Group’s net deferred tax asset of $0.2bn (2019: $1.3bn) also included a net UK deferred tax asset of $0.6bn (2019: liability of $0.5bn), of which $0.5bn related to UK banking tax losses created in 2020. The net UK deferred tax asset of $0.6bn excludes the deferred tax liability arising on the UK pension scheme surplus, the reversal of which is not taken into account when estimating future taxable profits. The UK deferred tax asset is supported by forecasts of taxable profit, also taking into consideration the history of profitability in the combined UK banking entities and the fact that the loss arising in 2020 arose due to an identifiable and non-recurring reason, being the economic impacts of Covid-19.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $15.6bn (2019: $9.9bn). This amount included unused UK corporation tax losses of $9.3bn (2019: $7.3bn) which were not recognised due to uncertainty regarding the availability of sufficient future taxable profits against which to recover them. Of the total amounts unrecognised, $11.5bn (2019: $7.4bn) had no expiry date, $0.7bn (2019: $1.3bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after 10 years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches is $12.1bn (2019: $13.4bn) and the corresponding unrecognised deferred tax liability was $0.7bn (2019: $1.0bn).